COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:	COMMITMENTS AND CONTINGENCIES

On November 13, 2020, the Company entered into a Master Clinical Research Organization Agreement (the "First Agreement"), and on December 3, 2020, the Company entered into a Master Clinical Trial Agreement (the "Second Agreement") both with Lotus Clinical Research as the Company's clinical research organization for the Company's planned Phase 3 trial of PRF-110, which is expected to commence in the fourth quarter of 2022.

Under the First Agreement, the Company paid the first milestone of $581 on December 28, 2020 and paid additional milestone of $581 during the first nine months of 2021.

In addition, the Company paid a non-refundable deposit of $710 under the Second Agreement in January 2021.

As of June 30, 2022, the Company accounted for these amounts of net $1,728 as prepaid clinical trial expense and deferred clinical trial costs after recognition of $144 clinical trials expenses in 2021.